Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance, shares (in shares) at Dec. 31, 2020		4,506,216
Beginning Balance at Dec. 31, 2020	$ (1,454)	$ 0	$ 11,145	$ 0	$ (12,599)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for convertible notes (in shares)		54,906
Issuance of common stock for convertible notes	439		439
Issuance of common stock for IPO, net of issuance expenses (in shares)		2,250,000
Issuance of common stock for IPO, net of issuance expenses	15,104		15,104
Issuance of common stock for services (in shares)		1,714
Issuance of common stock for services	9		9
Issuance of Underwriters Warrants	399		399
Stock-based compensation expense	626		626
Unrealized loss on marketable securities, available-for-sale	(2)			(2)
Net loss	$ (9,303)				(9,303)
Ending Balance, shares (in shares) at Dec. 31, 2021	6,812,836	6,812,836
Ending Balance at Dec. 31, 2021	$ 5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for IPO, net of issuance expenses (in shares)		3,700,000
Issuance of common stock for IPO, net of issuance expenses	2,161	$ 1	2,160
Issuance of common stock upon warrant exercise (in shares)		2,960,000
Issuance of common stock upon warrant exercise	1,286		1,286
Vesting of restricted stock (in shares)		9,506
Stock-based compensation expense	99		99
Unrealized loss on marketable securities, available-for-sale	2			2
Net loss	$ (7,024)				(7,024)
Ending Balance, shares (in shares) at Dec. 31, 2022	13,482,342	13,482,342
Ending Balance at Dec. 31, 2022	$ 2,342	$ 1	$ 31,267	$ 0	$ (28,926)